INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Raw materials	$ 27,856	$ 24,306
Work-in-progress	4,680	1,348
Finished goods	100,404	75,820
Inventories	$ 132,940	$ 101,474